Subsequent Events (Details) - Non-adjusting events after reporting period [Member]	Jul. 16, 2024 shares
Subsequent Events [Line Items]
Vest over a period	2 years
Restricted share units [member]
Subsequent Events [Line Items]
Number of option grant	100,000
Chief Executive Officer [Member] | Restricted share units [member]
Subsequent Events [Line Items]
Number of option grant	199,992
Consultant [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares)	100,000
Employees [Member] | Restricted share units [member]
Subsequent Events [Line Items]
Number of option grant	55,020